Earnings (Loss) Per Unit	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Earnings (Loss) Per Unit

Note 12. Earnings (Loss) Per Unit

The Company has structured its equity interests into three classes of units: Class A, Class B and Class C. Class A consisted of 8,500 units as of September 30, 2025 and December 31, 2024. During 2025, the Company granted 506 restricted Class B and 128 Class C units. Class B Units (otherwise known as Profit Interest Units) are subject to a service-based vesting schedule and have a Participation Threshold of $1,000 or $4,418 per unit. Class C units have a Participation Threshold of $6,394 per unit.

The Company computes its basic earnings (loss) per unit (“Basic EPU”) and diluted earnings (loss) per unit (“Diluted EPU”) using the two-class method. The allocation of earnings between Class A, Profit Interest Units and Class C units is determined based on their respective economic rights and target capital accounts in relation to the Company’s undistributed earnings. Basic EPU is computed as net income (loss) divided by the weighted-average number of units outstanding for the period. Diluted EPU reflects the potential dilution that could occur using the treasury stock and if-converted methods, as applicable.

As the Company incurred a net loss for the nine months ended September 30, 2025 and the Profit Interest Units are not obligated to share losses, the related Participation Threshold was not met for the night months ended September 30, 2024, the Profit Interest Units were not eligible for distributions for both periods presented. As such, the Profit Interest Units are excluded from the Basic EPU computation, as their income allocation would be zero.

The Profit Interest Units are not convertible into Class A units and were therefore not considered under the if-converted method for the Diluted EPU computation. In addition, inclusion of the Profit Interest Units would have no dilutive impact on the Diluted EPU, as there were no earnings allocations as discussed above and their effect would be zero per unit. Accordingly, the Profit Interest Units were excluded from the Diluted EPU computation.

The Class C units were excluded from the Basic and Diluted EPU computation because the income distribution threshold was not met for the nine months ended September 30, 2025, therefore the earnings per share for Class C units is zero for the period presented.

Refer to the interim condensed consolidated statements of operations for the computations of Basic and Diluted EPU. There were no adjustments to the numerator or denominator for the periods presented.

Note 9. Earnings (Loss) Per Unit

The Company has structured its equity interests into two classes of units: Class A and Class B. Class A consists of 8,500 units as of December 31, 2024 and 2023. During 2024, the Company issued 3,643 restricted Class B units. Class B units have a participation threshold of $1,000 per unit. As of December 31, 2024, none of the Class B units were vested.

The Company computes its basic earnings (loss) per unit (“basic EPU”) and diluted earnings (loss) per unit (“Diluted EPU”) of Class A and Class B units using the two-class method. The allocation of earnings between Class A and Class B units is determined based on their respective economic rights and target capital accounts in relation to the Company’s undistributed earnings. Basic EPU is computed as net income (loss) divided by the weighted-average number of units outstanding for the period. Diluted EPU reflects the potential dilution that could occur using the treasury stock and if-converted methods, as applicable.

As none of the Class B units were vested and the participation threshold was not met (as the Company incurred a net loss for both periods presented), the Profit Interest Units were not eligible for distributions. Accordingly, the Class B units were not determined to be participating securities for the periods presented, and the two-class method was not applicable.

Basic EPU: The Class B units were excluded from basic EPU calculation as they were unvested. They are therefore not included in the consolidated statements of changes in members’ capital, as they are not outstanding for legal or accounting purposes.

Diluted EPU: Class B units are not convertible into Class A units and were therefore not considered under the if-converted method for diluted EPU. In addition, inclusion of the Class B units would have no dilutive impact on EPU, as there were no earnings allocations and their effect would be zero per unit. Accordingly, the Class B units were excluded from the diluted EPU calculation.

Refer to the consolidated statements of operations for the computations of basic and diluted EPU. There were no adjustments to the numerator or denominator for the periods presented.